Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Capital Disclosures [Abstract]
Schedule of Capital

The Company’s capital was as follows:

As at December 31,	2024	2023
Shareholders’ equity (excluding reserves)	$526,415	$585,310
Non-controlling interest	$1,786,425	$1,737,065
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$3,098,058	$3,199,247